Note 9 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
[US$ thousands]	Goodwill	Customer relationships	Technology	Trademarks	Other intangible assets	Total
Cost
Cost as of January 1, 2017	421,578	40,700	12,835	70,600	1,877	547,590
Additions (1)	—	—	2,936	—	143	3,079
Disposals	—	—	(1,226)	—	—	(1,226)
Exchange differences	—	—	—	—	—	—
As of December 31, 2017	421,578	40,700	14,545	70,600	2,020	549,443

Additions (1)	—	—	4,132	—	27	4,159
Disposals	—	—	—	—	—	—
Exchange differences	—	—	—	—	—	—
As of December 31, 2018	421,578	40,700	18,677	70,600	2,047	553,602

Amortization and impairment
As of January 1, 2017	—	497	855	—	124	1,476
Amortization for the year	—	2,980	4,033	—	1,617	8,630
Disposals	—	—	(861)	—	—	(861)
Exchange differences	—	—	—	—	—	—
As of December 31, 2017	—	3,477	4,028	—	1,741	9,246
						—
Amortization for the year	—	2,980	4,094	—	261	7,335
Disposals	—	—	—	—	—	—
Exchange differences	—	—	—	—	—	—
As of December 31, 2018	—	6,457	8,122	—	2,003	16,581

Net book value as of December 31, 2017	421,578	37,222	10,518	70,600	279	540,197
Net book value as of December 31, 2018	421,578	34,243	10,555	70,600	44	537,021

Disclosure of intangible assets with indefinite and definite useful life [text block]
Intangible assets	Goodwill	Customer relationships	Technology	Trademarks	Other intangible assets
Useful life	Indefinite	Up to 15 years	Up to 5 years	Indefinite	Up to 5 years
Amortization method		Straight-line	Straight-line		Straight-line